S000033313 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex-USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.85%	9.47%	8.55%
MSCI World ex USA Investable Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.18%	9.03%	8.47%
Morningstar® Developed Markets ex-US Factor Tilt Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	39.33%	10.84%	8.84%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		38.59%	10.65%	8.73%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.19%	9.69%	7.87%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.40%	8.19%	6.85%

[1]	Reflects no deduction for fees, expenses or taxes.